Investments (Details 1) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Amortized Cost	$ 37,433	$ 48,438
Fair Value	$ 29,638	$ 40,641
Percentage of Investments at Fair Value	100.00%	100.00%
Industry Classification [Member]
Amortized Cost	$ 37,433	$ 48,438
Fair Value	$ 29,638	$ 40,641
Percentage of Investments at Fair Value	100.00%	100.00%
Services Business [Member] | Industry Classification [Member]
Amortized Cost	$ 12,925	$ 15,014
Fair Value	$ 8,470	$ 10,090
Percentage of Investments at Fair Value	28.70%	24.80%
Consumer Goods Non Durable [Member] | Industry Classification [Member]
Amortized Cost	$ 8,312	$ 8,309
Fair Value	$ 7,365	$ 7,172
Percentage of Investments at Fair Value	24.80%	17.60%
Technology [Member] | Industry Classification [Member]
Amortized Cost	$ 2,101	$ 5,981
Fair Value	$ 2,093	$ 6,247
Percentage of Investments at Fair Value	7.10%	15.50%
Metals Mining [Member] | Industry Classification [Member]
Amortized Cost	$ 5,717	$ 5,500
Fair Value	$ 4,956	$ 5,165
Percentage of Investments at Fair Value	16.70%	12.70%
Automotive [Member] | Industry Classification [Member]
Amortized Cost	$ 4,064	$ 4,072
Fair Value	$ 3,362	$ 3,490
Percentage of Investments at Fair Value	11.30%	8.60%
Retails [Member] | Industry Classification [Member]
Amortized Cost	$ 1,630	$ 1,685
Fair Value	$ 1,994	$ 1,798
Percentage of Investments at Fair Value	6.70%	4.40%
Chemicals Plastics Rubber [Member] | Industry Classification [Member]
Amortized Cost	$ 953	$ 957
Fair Value	$ 942	$ 944
Percentage of Investments at Fair Value	3.20%	2.30%
Beverage Food Tobacco [Member] | Industry Classification [Member]
Amortized Cost	$ 0	$ 713
Fair Value	$ 0	$ 910
Percentage of Investments at Fair Value	0.00%	2.20%
Energy Oil Gas [Member] | Industry Classification [Member]
Amortized Cost	$ 1,731	$ 1,770
Fair Value	$ 456	$ 590
Percentage of Investments at Fair Value	1.50%	1.50%
Hotel Gaming Leisure [Member] | Industry Classification [Member]
Amortized Cost	$ 0	$ 2,279
Fair Value	$ 0	$ 2,228
Percentage of Investments at Fair Value	0.00%	5.50%
Telecommunications [Member] | Industry Classification [Member]
Amortized Cost	$ 0	$ 2,158
Fair Value	$ 0	$ 2,007
Percentage of Investments at Fair Value	0.00%	4.90%